RELATED PARTY TRANSACTIONS - Narrative (Details)	6 Months Ended
Jun. 29, 2018 director
Disclosure of transactions between related parties [line items]
Number of members of board of directors	17
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	18.00%
Number of members of board of directors	2
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	19.00%
Number of members of board of directors	5
Franchise intangible | TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Agreement term	10 years
Renewal term	10 years